Goodwill	12 Months Ended
Dec. 31, 2017
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill

5. Goodwill

Goodwill represents the excess of the purchase price over the identifiable tangible and intangible assets acquired plus liabilities assumed arising from business combinations. The carrying amount of goodwill was $219.4 million at December 31, 2016 and December 31, 2017 as there has been no acquisition activity in these periods. All goodwill balances are subject to annual goodwill impairment testing. There were no impairments of goodwill during the years ended December 31, 2015, 2016 and 2017.